Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 15 – FAIR VALUE MEASUREMENT

The Company’s financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2021 and 2020:

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$11,202	$11,202	$-	$-
Short term deposits	10,004	10,004	-	-
Cash held with respect to CVR Agreement	113	113	-	-
Marketable securities	62,924	62,924	-	-
Restricted cash	321	321	-	-
Total financial assets	$84,564	$84,564	$-	$-

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$5,673	$5,673	$-	$-
Short term deposits	30,034	30,034	-	-
Cash held with respect to CVR Agreement	1,171	1,171	-	-
Restricted cash	168	168	-	-
Total financial assets	$37,046	$37,046	$-	$-